SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital [Abstract]
Schedule of common shares, retractable
The following table summarizes the common shares, retractable as at December 31, 2021, 2020 and 2019 and changes during the years then ended:

	December 31, 2021		December 31, 2020		December 31, 2019
	Number	$	Number	$	Number	$
Common shares, retractable
Balance, beginning of the year	17,994,857	25,855,509	17,994,857	20,050,896	16,709,530	14,936,455
Shares issued and fully paid	—	—	—	—	1,499,571	1,054,999
Shares redeemed	—	—	—	—	(214,244)	12,538
Reclass to equity	(17,994,857)	(29,072,804)	—	—	—	—
Accretion expense	—	2,031,863	—	5,130,685	—	3,202,831
Foreign currency translation adjustment	—	1,185,432	—	673,928	—	844,073
Balance, end of year	—	—	17,994,857	25,855,509	17,994,857	20,050,896